Document and Entity Information	May 14, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 14, 2025, Conifer Holdings, Inc. (the "Company") filed a Current Report on Form 8-K (the "Original Report") to report its financial results for the first quarter of 2025 within a press release (the "Original Earnings Release") furnished as Exhibit 99.1 in the Original Report. This Current Report on Form 8-K/A (the “Amended Report”) amends the Original Report to correct certain financial information included in the Original Earnings Release. The Company is filing this Amended Report in order to furnish a revised earnings release (the “Amended Earnings Release”) in Item 2.02 disclosure. The Amended Earnings Release replaces the Original Earnings Release in its entirety. This Amended Report should be read in conjunction with the Original Report. This Amended Report does not amend, modify, or supplement the Original Report in any other respect.
Entity Registrant Name	Conifer Holdings Inc.
Entity Central Index Key	0001502292
Document Period End Date	May 14, 2025
Entity Emerging Growth Company	false
Entity File Number	001-37536
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	27-1298795
Entity Address, Address Line One	3001 West Big Beaver
Entity Address, Address Line Two	Suite 319
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	248
Local Phone Number	559-0840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, No Par Value
Document Information [Line Items]
Title of each class	Common Stock, no par value
Trading Symbol(s)	CNFR
Name of each exchange on which registered	NASDAQ
9.75% Senior Notes due 2028
Document Information [Line Items]
Title of each class	9.75% Senior Notes due 2028
Trading Symbol(s)	CNFRZ
Name of each exchange on which registered	NASDAQ